UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02527

DWS Money Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  7/31

Date of reporting period: 04/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2011 (Unaudited)

DWS Money Market Prime Series

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 15.9%
Bank Nederlandse Gemeenten NV, 6.0%, 3/26/2012	5,500,000	5,777,822
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.38%, 5/16/2011	25,000,000	25,000,000
BNP Paribas:
0.35%, 8/8/2011	16,500,000	16,500,000
0.45%, 7/25/2011	5,000,000	4,999,882
0.55%, 5/13/2011	7,000,000	7,000,093
Credit Agricole SA, 0.3%, 8/4/2011	12,000,000	12,000,000
Dexia Credit Local:
0.24%, 5/3/2011	22,784,000	22,784,000
144A, 2.375%, 9/23/2011	8,000,000	8,055,854
International Finance Corp., 3.0%, 11/15/2011	5,500,000	5,577,132
KBC Bank NV, 0.3%, 5/6/2011	5,500,000	5,500,000
Landesbank Hessen-Thueringen Girozentrale:
0.2%, 5/12/2011	3,000,000	3,000,000
0.2%, 5/20/2011	6,000,000	6,000,000
Mitsubishi UFJ Trust & Banking Corp., 0.33%, 5/20/2011	10,000,000	10,000,000
Mizuho Corporate Bank Ltd., 0.31%, 5/3/2011	12,000,000	12,000,000
Natixis, 0.22%, 6/24/2011	14,000,000	14,000,000
Nederlandse Waterschapsbank NV, 1.375%, 2/17/2012	8,500,000	8,567,112
Nordea Bank Finland PLC:
0.27%, 6/28/2011	12,000,000	12,000,000
0.28%, 7/5/2011	12,500,000	12,500,113
0.44%, 6/30/2011	8,000,000	8,000,399
Royal Bank of Scotland NV, 0.29%, 7/29/2011	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB:
0.24%, 6/20/2011	25,000,000	25,000,000
0.25%, 6/10/2011	6,000,000	6,000,000
0.26%, 6/3/2011	12,500,000	12,500,000
0.26%, 6/6/2011	12,500,000	12,500,000
0.31%, 5/27/2011	15,000,000	15,000,000
Societe Generale:
0.2%, 7/5/2011	6,000,000	6,000,000
0.35%, 5/16/2011	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp.:
0.28%, 6/1/2011	20,000,000	20,000,000
0.3%, 5/3/2011	6,000,000	6,000,000
Svenska Handelsbanken AB:
0.24%, 7/6/2011	16,500,000	16,500,000
0.275%, 6/23/2011	7,500,000	7,500,027

Total Certificates of Deposit and Bank Notes (Cost $348,262,434)		348,262,434
Commercial Paper 34.0%
Issued at Discount **
Abbey National North America LLC, 0.3%, 6/27/2011	5,500,000	5,497,387
Alpine Securitization, 144A, 0.16%, 6/2/2011	40,000,000	39,994,311
Argento Variable Funding:
144A, 0.31%, 6/20/2011	15,000,000	14,993,542
144A, 0.319%, 5/3/2011	12,000,000	11,999,787
Atlantis One Funding Corp., 144A, 0.19%, 5/5/2011	22,000,000	21,999,536
Barclays Bank PLC, 0.31%, 5/26/2011	12,000,000	11,997,417
BPCE SA:
0.27%, 7/26/2011	9,000,000	8,994,195
0.27%, 7/29/2011	10,000,000	9,993,400
Caisse d’Amortissement de la Dette Sociale:
0.22%, 8/5/2011	12,000,000	11,992,960
0.25%, 7/25/2011	14,000,000	13,991,736
0.27%, 5/31/2011	11,500,000	11,497,412
0.28%, 6/1/2011	9,500,000	9,497,709
0.29%, 5/31/2011	10,000,000	9,997,583
Comcast Corp., 0.31%, 5/6/2011	10,000,000	9,999,569
Eksportfinans ASA, 0.15%, 5/5/2011	25,000,000	24,999,583
ENI Coordination Center SA, 0.3%, 5/26/2011	11,550,000	11,547,594
Google, Inc., 0.4%, 9/16/2011	8,950,000	8,936,277
Grampian Funding LLC:
144A, 0.26%, 7/14/2011	8,000,000	7,995,724
144A, 0.26%, 7/19/2011	3,000,000	2,998,288
144A, 0.27%, 7/8/2011	10,000,000	9,994,900
144A, 0.28%, 7/7/2011	12,500,000	12,493,486
144A, 0.28%, 7/8/2011	11,000,000	10,994,182
Johnson & Johnson:
144A, 0.18%, 6/3/2011	11,000,000	10,998,185
144A, 0.19%, 8/22/2011	13,500,000	13,491,949
Kells Funding LLC:
144A, 0.33%, 5/9/2011	6,000,000	5,999,560
144A, 0.35%, 5/18/2011	3,000,000	2,999,504
144A, 0.35%, 6/6/2011	6,000,000	5,997,900
144A, 0.36%, 5/17/2011	9,000,000	8,998,560
144A, 0.37%, 6/17/2011	12,000,000	11,994,203
144A, 0.38%, 6/17/2011	12,000,000	11,994,047
144A, 0.39%, 7/5/2011	8,500,000	8,494,015
144A, 0.39%, 9/6/2011	13,750,000	13,730,933
144A, 0.4%, 7/1/2011	6,500,000	6,495,594
LMA Americas LLC, 144A, 0.17%, 5/9/2011	6,000,000	5,999,773
Market Street Funding LLC, 144A, 0.27%, 5/16/2011	12,000,000	11,998,650
Nieuw Amsterdam Receivables Corp.:
144A, 0.24%, 6/2/2011	11,500,000	11,497,547
144A, 0.25%, 5/6/2011	10,000,000	9,999,653
NRW.Bank:
0.19%, 6/28/2011	10,500,000	10,496,786
0.22%, 7/14/2011	6,000,000	5,997,287
0.28%, 6/13/2011	12,000,000	11,995,987
0.3%, 5/2/2011	12,000,000	11,999,900
0.3%, 5/3/2011	22,000,000	21,999,633
0.3%, 5/23/2011	12,000,000	11,997,800
Procter & Gamble Co., 0.19%, 6/3/2011	12,000,000	11,997,910
Regency Markets No. 1 LLC, 144A, 0.19%, 5/25/2011	22,000,000	21,997,213
Romulus Funding Corp., 144A, 0.3%, 5/24/2011	3,000,000	2,999,425
SBAB Bank AB:
144A, 0.35%, 7/19/2011	6,000,000	5,995,392
144A, 0.37%, 7/13/2011	7,500,000	7,494,373
144A, 0.39%, 6/9/2011	8,000,000	7,996,620
144A, 0.39%, 6/13/2011	5,000,000	4,997,671
144A, 0.39%, 7/5/2011	15,000,000	14,989,437
144A, 0.4%, 6/23/2011	6,000,000	5,996,467
Scaldis Capital LLC:
0.32%, 5/16/2011	10,000,000	9,998,667
0.32%, 5/20/2011	5,000,000	4,999,156
0.32%, 6/2/2011	7,500,000	7,497,867
Shell International Finance BV, 0.4%, 5/2/2011	5,000,000	4,999,944
Skandinaviska Enskilda Banken AB, 0.3%, 5/6/2011	12,000,000	11,999,500
Standard Chartered Bank, 0.29%, 5/24/2011	18,000,000	17,996,665
Straight-A Funding LLC, 144A, 0.25%, 5/2/2011	7,000,000	6,999,951
Svenska Handelsbanken AB, 0.28%, 5/18/2011	6,000,000	5,999,207
Swedbank AB:
0.26%, 7/27/2011	12,000,000	11,992,460
0.27%, 7/11/2011	6,400,000	6,396,592
0.27%, 7/26/2011	10,000,000	9,993,550
0.285%, 5/23/2011	8,000,000	7,998,607
0.3%, 5/13/2011	25,000,000	24,997,500
0.34%, 7/5/2011	17,000,000	16,989,564
Total Capital Canada Ltd., 144A, 0.31%, 9/15/2011	10,000,000	9,988,203
White Point Funding, Inc., 144A, 0.47%, 6/24/2011	5,000,000	4,996,475

Total Commercial Paper (Cost $745,892,460)		745,892,460
Short Term Notes * 19.1%
Abbey National Treasury Services PLC:
0.38%, 4/16/2012	17,000,000	17,000,000
0.49%, 11/2/2011	12,500,000	12,500,000
Australia & New Zealand Banking Group Ltd., 144A, 0.33%, 1/20/2012	12,500,000	12,500,000
Bank of Nova Scotia:
0.22%, 8/25/2011	14,500,000	14,500,000
0.27%, 9/12/2011	7,000,000	7,000,000
0.35%, 12/8/2011	8,000,000	8,000,000
Barclays Bank PLC, 0.533%, 7/19/2011	20,000,000	20,000,000
BNP Paribas, 0.492%, 8/22/2011	25,000,000	25,000,000
Canadian Imperial Bank of Commerce:
0.18%, 5/12/2011	15,000,000	15,000,000
0.292%, 4/26/2012	12,000,000	12,000,000
Caisse d’Amortissement de la Dette Sociale, 0.27%, 5/25/11	21,500,000	21,497,474
Commonwealth Bank of Australia, 144A, 0.331%, 2/3/2012	11,000,000	11,000,000
Credit Suisse, 0.19%, 6/3/2011	12,000,000	12,000,000
JPMorgan Chase Bank NA, 0.211%, 5/31/2011	14,500,000	14,500,000
Kells Funding LLC:
144A, 0.318%, 8/15/2011	11,500,000	11,500,000
144A, 0.342%, 1/9/2012	6,000,000	5,999,660
144A, 0.342%, 2/24/2012	13,750,000	13,750,000
144A, 0.383%, 12/1/2011	10,000,000	10,000,000
National Australia Bank Ltd.:
0.261%, 10/5/2011	10,500,000	10,500,000
0.291%, 6/10/2011	17,000,000	17,000,000
Nordea Bank Finland PLC:
0.56%, 2/3/2012	3,000,000	3,004,662
0.574%, 10/20/2011	13,500,000	13,518,641
0.58%, 10/14/2011	10,000,000	10,013,284
Rabobank Nederland NV:
0.307%, 4/24/2012	6,500,000	6,499,678
0.311%, 1/10/2012	8,000,000	8,000,000
144A, 0.384%, 3/16/2012	12,000,000	12,000,000
144A, 0.458%, 9/28/2011	6,000,000	6,003,686
Royal Bank of Canada, 0.31%, 8/12/2011	11,500,000	11,500,000
Societe Generale, 0.32%, 5/19/2011	24,000,000	24,000,000
Westpac Banking Corp.:
0.27%, 10/12/2011	7,500,000	7,500,000
0.293%, 6/1/2011	8,000,000	8,000,000
0.321%, 5/9/2012	15,000,000	15,000,000
144A, 0.323%, 10/28/2011	9,000,000	9,001,026
0.36%, 1/10/2012	14,000,000	14,000,000

Total Short Term Notes (Cost $419,288,111)		419,288,111
Government & Agency Obligations 13.9%
Foreign Government Obligations 0.4%
Kingdom of Denmark, 2.75%, 11/15/2011	8,500,000	8,606,158
Other Government Related (a) 1.8%
European Investment Bank:
0.24%, 6/28/2011	9,500,000	9,496,327
2.625%, 5/16/2011	7,000,000	7,006,628
2.625%, 11/15/2011	22,000,000	22,267,637

		38,770,592
US Government Sponsored Agencies 5.4%
Federal Farm Credit Bank:
0.223% *, 11/2/2011	7,000,000	6,999,823
0.259% **, 10/20/2011	5,000,000	4,993,789
0.319% **, 12/16/2011	8,000,000	7,983,716
Federal Home Loan Bank:
0.24%, 10/28/2011	13,700,000	13,695,679
0.25%, 10/28/2011	14,745,000	14,744,399
0.268% **, 9/12/2011	10,000,000	9,989,950
0.54%, 5/24/2011	9,200,000	9,200,046
Federal National Mortgage Association:
0.113% *, 7/27/2011	12,500,000	12,498,032
0.119% **, 8/22/2011	10,000,000	9,996,233
0.159% **, 11/21/2011	9,000,000	8,991,840
0.182% **, 6/16/2011	12,500,000	12,497,045
4.68%, 6/15/2011	7,000,000	7,038,043

		118,628,595
US Treasury Obligations 6.3%
US Treasury Bill, 0.217% **, 10/20/2011	9,000,000	8,990,647
US Treasury Notes:
0.875%, 5/31/2011	10,000,000	10,005,713
1.0%, 9/30/2011	18,000,000	18,054,288
1.0%, 10/31/2011	5,000,000	5,018,856
1.125%, 6/30/2011	25,000,000	25,028,756
1.125%, 12/15/2011	7,000,000	7,035,788
1.75%, 11/15/2011	5,000,000	5,040,625
4.5%, 11/30/2011	7,500,000	7,682,727
4.625%, 8/31/2011	28,000,000	28,407,121
4.625%, 10/31/2011	15,500,000	15,836,313
5.125%, 6/30/2011	7,500,000	7,560,710

		138,661,544

Total Government & Agency Obligations (Cost $304,666,889)		304,666,889
Time Deposits 3.6%
Citibank NA, 0.13%, 5/5/2011	59,000,000	59,000,000
National Australia Bank Ltd., 0.08%, 5/2/2011	19,260,543	19,260,543

Total Time Deposits (Cost $78,260,543)		78,260,543
Municipal Bonds and Notes 0.2%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.32% ***, 10/1/2037, LOC: Branch Banking & Trust (Cost $4,080,000)	4,080,000	4,080,000
Repurchase Agreements 14.2%
Barclays Capital PLC, 0.03%, dated 4/29/2011, to be repurchased at $2,000,005 on 5/2/2011 (b)	2,000,000	2,000,000
BNP Paribas, 0.04%, dated 4/29/2011, to be repurchased at $135,000,450 on 5/2/2011 (c)	135,000,000	135,000,000
JPMorgan Securities, Inc., 0.01%, dated 4/29/2011, to be repurchased at $53,786,574 on 5/2/2011 (d)	53,786,529	53,786,529
Merrill Lynch & Co., Inc., 0.05%, dated 4/29/2011, to be repurchased at $8,000,033 on 5/2/2011 (e)	8,000,000	8,000,000
Morgan Stanley & Co., Inc., 0.04%, dated 4/29/2011, to be repurchased at $106,000,353 on 5/2/2011 (f)	106,000,000	106,000,000
The Goldman Sachs & Co., 0.05%, dated 4/29/2011, to be repurchased at $6,000,025 on 5/2/2011 (g)	6,000,000	6,000,000

Total Repurchase Agreements (Cost $310,786,529)		310,786,529

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,211,236,966) †	100.9	2,211,236,966
Other Assets and Liabilities, Net	(0.9)	(18,787,901)

Net Assets	100.0	2,192,449,065

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of April 30, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of April 30, 2011.

†	The cost for federal income tax purposes was $2,211,236,966.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Collateralized by $2,040,200 US Treasury Bill, maturing on 7/7/2011 with a value of $2,040,098.
(c)	Collateralized by $130,804,000 Federal National Mortgage Association, 2.625%, maturing on 11/20/2014 with a value of $137,700,477.
(d)	Collateralized by $70,570,000 US Treasury STRIPS, maturing on 5/15/2019 with a value of $54,864,648.
(e)	Collateralized by $7,847,132 Federal National Mortgage Association, 3.819%, maturing on 9/1/2040 with a value of $8,160,000.
(f)	Collateralized by $101,903,566, Federal Home Loan Mortgage Corp., 5.0%, maturing on 3/1/2041-4/1/2041 with a value of $108,120,001.
(g)	Collateralized by $8,189,319 Federal National Mortgage Association, maturing on 5/25/2040 with a value of $6,120,001.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LOC: Letter of Credit
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(h)	$—	$1,900,450,437	$—	$1,900,450,437
Repurchase Agreements	—	310,786,529	—	310,786,529
Total	$—	$2,211,236,966	$—	$2,211,236,966

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2011.

(h)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 21, 2011